Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 08, 2016
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	Sep. 08, 2016
Document Effective Date	Sep. 08, 2016
Prospectus Date	Oct. 01, 2015
International Growth Fund | International Growth Fund
Prospectus:
Trading Symbol	VCINX